Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 766,831	$ 238,259	$ 3,289,510	$ 814,975	$ 1,277,009	$ 921,347
Loss from operations	(796,831)	(268,259)	(3,379,510)	(904,975)	(1,397,009)	(1,021,347)
Change in fair value of derivative warrant liabilities	(1,001,978)	333,960	(2,504,864)	7,685,810	7,518,520	6,862,530
Offering costs associated with derivative warrant liabilities						(845,080)
Interest income – bank	1,993		17,445
Income from investments held in Trust Account	307,275	1,445,135	3,720,218	1,899,910	4,509,453	24,469
Net (loss) income	$ (1,489,541)	$ 1,510,836	$ (2,146,711)	$ 8,680,745	$ 10,630,964	$ 5,020,572
Class A Ordinary Shares
Weighted average shares outstanding (in Shares)	2,317,511	32,369,251	10,591,230	32,369,251	32,369,251	25,579,130
Basic net (loss) income per share (in Dollars per share)	$ (0.13)	$ 0.04	$ (0.11)	$ 0.21	$ 0.26	$ 0.15
Non-Redeemable Ordinary Shares
Weighted average shares outstanding (in Shares)	9,122,314	9,122,313	9,122,313	9,122,313	9,122,313	8,762,157
Basic net (loss) income per share (in Dollars per share)	$ (0.13)	$ 0.04	$ (0.11)	$ 0.21	$ 0.26	$ 0.15
Related Party
General and administrative expenses	$ 30,000	$ 30,000	$ 90,000	$ 90,000
General and administrative expenses – related party	$ 30,000	$ 30,000	$ 90,000	$ 90,000	$ 120,000	$ 100,000